Debt Convertible Debentures (Details)	1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 30, 2014 USD ($)	Mar. 31, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Nov. 15, 2011 USD ($)
Debt Instrument [Line Items]
Aggregate principal amount of debentures outstanding				$ 732,500,000
Payments of Debt Issuance Costs				10,100,000	$ 22,800,000	$ 6,900,000
Convertible Junior Subordinated Debentures [Member]
Debt Instrument [Line Items]
Aggregate principal outstanding of convertible junior subordinated debentures				$ 732,500,000
Debt instrument periodic payment interest rate				4.75%
Convertible debt condition one for debt conversion				140.00%
Conversion ratio		1.1664
Redemption price, percentage				100.00%
Debt conversion, original debt amount		$ 1,000
Conversion price | $ / shares				$ 1,114.50
Stock price trigger | $ / shares				$ 1,200.23
Current conversion amount per principal amount of debentures				$ 857.30
Period of redemption of debentures				at least 20 out of the 30 consecutive trading days immediately prior to the date on which notice of redemption is given
Convertible debt conversion period description				130.00%
Maximum percentage of the Company's net cash proceeds from the sale of its common stock and rights to acquire common stock which can be used for repayment of debt				400.00%
Carrying amount of equity component				$ 215,400,000	215,400,000
Aggregate principal amount of debentures outstanding				732,500,000	732,500,000
Debt instrument, unamortized discount				(350,200,000)	(352,800,000)
Net carrying amount				$ 382,300,000	$ 379,700,000
Interest rate				4.90%	4.90%	4.90%
Interest expense - contractual interest coupon				$ 34,800,000	$ 34,800,000	$ 34,800,000
Amortization of debt discount				$ 2,600,000	$ 2,300,000	$ 2,100,000
Remaining discount amortization period				27 years
Payments of Debt Issuance Costs	$ 10,100,000
Refinancing charges classified as interest expense			$ 1,600,000	$ 1,600,000
7.875% Senior Notes [Member]
Debt Instrument [Line Items]
Stated interest rate - percentage				7.875%
Face amount of senior notes							$ 250,000,000
Minimum [Member] | Convertible Junior Subordinated Debentures [Member]
Debt Instrument [Line Items]
Number of days percentage closing common stock price exceeds conversion price condition to convert debentures				20
Maximum [Member] | Convertible Junior Subordinated Debentures [Member]
Debt Instrument [Line Items]
Number of days percentage closing common stock price exceeds conversion price condition to convert debentures				30
Amount Per Principal Amount [Member] | Convertible Junior Subordinated Debentures [Member]
Debt Instrument [Line Items]
Payments of Debt Issuance Costs	15
Principal Amount [Member] | Convertible Junior Subordinated Debentures [Member]
Debt Instrument [Line Items]
Payments of Debt Issuance Costs	$ 1,000